J.P. MORGAN FUNDS
JPMorgan Fleming Emerging Markets Debt Fund

J.P. MORGAN INSTITUTIONAL FUNDS
JPMorgan Short Term Bond Fund
JPMorgan Bond Fund
JPMorgan Fleming International Value Fund
JPMorgan Fleming Emerging Markets Equity Fund
JPMorgan Fleming International Opportunities Fund
JPMorgan Global Strategic Income Fund
JPMorgan Tax Aware Short-Intermediate Income Fund

J.P. MORGAN SERIES TRUST
JPMorgan Enhanced Income Fund
JPMorgan Global 50 Fund
JPMorgan Global Healthcare Fund
JPMorgan Tax Aware U.S. Equity Fund
JPMorgan Tax Aware Disciplined Equity Fund
JPMorgan California Bond Fund
JPMorgan Market Neutral Fund
JPMorgan Tax Aware Enhanced Income Fund
JPMorgan Tax Aware Small Company Opportunities Fund

J.P. MORGAN MUTUAL FUND GROUP
JPMorgan Fleming European Fund
JPMorgan Fleming International Growth Fund
JPMorgan Fleming Japan Fund
JPMorgan Short Term Bond Fund II
JPMorgan Strategic Income Fund
JPMorgan U.S. Treasury Income Fund
JPMorgan Fleming Tax Aware International Opportunities Fund
JPMorgan Fleming International Small Cap Equity Fund
JPMorgan Fleming Asia Equity Fund

J.P. MORGAN MUTUAL FUND SELECT GROUP
JPMorgan Bond Fund II
JPMorgan Tax Aware Large Cap Value Fund
JPMorgan Tax Aware Large Cap Growth Fund
JPMorgan Fleming International Equity Fund

J.P. MORGAN MUTUAL FUND SELECT TRUST
JPMorgan Intermediate Tax Free Income Fund
JPMorgan New York Intermediate Tax Free Income Fund
JPMorgan New Jersey Tax Free Income Fund
JPMorgan Tax Free Income Fund

J.P. MORGAN MUTUAL FUND SERIES
JPMorgan Intrepid Value Fund
JPMorgan Intrepid Investor Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid All Cap Fund

MUTUAL FUND VARIABLE ANNUITY TRUST
Asset Allocation Variable Annuity Portfolio
Capital Growth Variable Annuity Portfolio
Growth & Income Variable Annuity Portfolio
International Equity Variable Annuity Portfolio
Money Market Variable Annuity Portfolio
U.S. Government Income Variable Annuity Portfolio

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                            SUPPLEMENT DATED MAY 9, 2003
                 TO THE STATEMENTS OF ADDITIONAL INFORMATION DATED
                        DECEMBER 20, 2002, DECEMBER 27, 2002,
                        FEBRUARY 28, 2003 AND MARCH 31, 2003


     Effective May 1, 2003, the following persons have been appointed to the Board of Trustees and the following information is hereby added to the TRUSTEES section:


NAME (DOB);              PRINCIPAL         NUMBER OF PORTFOLIOS
POSITIONS WITH       OCCUPATIONS DURING     IN FUND COMPLEX(1)     OTHER DIRECTORSHIPS HELD OUTSIDE
THE TRUSTS, SINCE       PAST 5 YEARS        OVERSEEN BY TRUSTEE             FUND COMPLEX
-----------------       ------------        -------------------             ------------
INDEPENDENCE
TRUSTEES

Dr. Matthew           Chancellor of the           78                Trustee of the Albert Einstein School of
Goldstein             City University of                            Medicine (1998-present); Trustee of
(11/10/1941);         New York, (1999-                              Bronx Lebanon Hospital Center (1992-
Trustee of the        present); President,                          present); Director of New Plan Excel
Trusts, since         Adelphi University                            Realty Trust, Inc (real estate investment
2003.                 (New York) (1998-                             company) (2000-present); Director of
                      1999)                                         Lincoln Center Institute for the Arts in
                                                                    Education (1999-present); Director of
                                                                    Jewish Community Relations Counsel of
                                                                    New York, Inc (2000-present); Director
                                                                    of United Way of New York City (2002-
                                                                    present)

William G.            Formerly Chairman           78                Director of Radio Shack Corporation
Morton, Jr.           Emeritus (2001 -                              (electronics) (1987-present); Director of
(03/13/1937);         2002), and Chairman                           the Griswold Company (securities
Trustee of the        and Chief Executive                           brokerage) (2002-present); Director of
Trusts, since         Officer, Boston Stock                         The National Football Foundation and
2003.                 Exchange (1985 -                              College Hall of Fame (1994-present);
                      2001).                                        Trustee of the Berklee College of Music
                                                                    (1998-present); Trustee of the Stratton
                                                                    Mountain School (2001-present)

     In addition, the sentence below is hereby added to the beginning of the first paragraph following the description of Trustees in the TRUSTEES section:

     Each Trustee serves for an indefinite term, subject to each Trust's current retirement policy, which is age 73 for all Trustees, except Messrs. Reid and Eppley, for whom it is age 75.

     Furthermore, with regard to the new Trustees' beneficial ownership, as of December 31, 2002, under the TRUSTEES section:

     Matthew Goldstein and William G. Morton, Jr. do not own any of the Funds, as referred to above, or any the funds that the Trustee oversees in the Family of Investment Companies (as defined in the Statement of Additional Information).

     Effective May 1, 2003, Michael Moran has resigned as an executive officer to the Funds and the following persons have been appointed as executive officers to the Funds. The following information is hereby added to the OFFICERS section:

NAME (DOB); POSITIONS HELD                 PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
WITH THE FUNDS (SINCE)

Wayne H. Chan (06/27/1965);           Vice President and Assistant General Counsel, J.P. Morgan Investment
Vice President and Assistant          Management Inc. and J.P. Morgan Fleming Asset Management (USA) Inc., since
Secretary                             September 2002; prior to joining J.P. Morgan Chase & Co., Mr. Chan was an
(2003)                                associate at the law firm of Shearman & Sterling from May 2001 through
                                      September 2002; Swidler Berlin Shereff Friedman LLP from June 1999 through
                                      May 2001 and Whitman Breed Abbott & Morgan LLP from September 1997 through
                                      May 1999.

Ryan M. Louvar (02/18/1972);          Counsel of Legal Services, BISYS Investment Services since 2000; formerly
Assistant Secretary (2003)***         Attorney at Hill, Farrer & Burrill LLP from 1999 to 2000 and Knapp Petersen &
                                      Clarke, PC from 1997 to 1999.

*** The contact address for the officer is 60 State Street, Suite 1300, Boston,
    MA 02109.



                                                                     SUP-SAI-503